INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

23— INCOME TAXES

23-1     Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:

	2020	2019	2018
France	(2,042)	1,803	1,687
Other countries	854	388	(1,667)
Total	(1,188)	2,191	20

23-2     Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following :

	2020	2019	2018
Current income tax expense:
France	(158)	(237)	(163)
Other countries	(312)	(550)	(351)
Sub-total current income tax expense	(471)	(787)	(515)
Deferred income tax (expense) benefit:
France	8	(1)	2
Other countries	(53)	109	155
Sub-total deferred income tax (expense) benefit	(45)	108	157
Total	(516)	(679)	(358)

23-3     Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature :

	2020	2019
Net operating loss carry forwards	14,014	13,642
Elimination of intercompany profit in inventory	161	269
Elimination of intercompany profit in fixed assets	244	349
Provisions for retirement indemnities	634	577
Capital leases treated as operating leases for tax	56	29
Other items	775	544
Total deferred tax assets	15,883	15,410
Total deferred tax liabilities	—	—
Net deferred tax assets	15,883	15,410
Valuation allowance for deferred tax assets	(15,508)	(14,977)
Deferred tax assets (liabilities), net of allowance	374	432

Net operating loss carryforwards available amounts to €59,052 thousand as of December 31, 2020, of which €34,225 thousand at EDAP TMS SA, €21,134 thousand at Edap Technomed Inc., €1,884 thousand at Edap Technomed Co Ltd Japan, €1,789 thousand at EDAP Technomed Italia S.R.L and €20 thousand at Edap TMS Gmbh. These net operating losses generate deferred tax assets of €14,014 thousand as at December 31, 2020. Realization of these tax assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2020, €57,168 thousand out of these €59,052 thousand net operating loss carry-forwards have no expiration date but the amount of the net operating loss carry-forward, which can be used each year to offset taxable earnings, is limited in all jurisdictions. The remaining tax loss carry-forwards expire from years 2020 through 2030. In accordance with ASC 740, a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized.

The 2017 U.S. Tax Act was enacted on December 22, 2017. The 2017 U.S. Tax Act includes a number of changes in existing tax law which impacted our business in the U.S. Starting with tax year 2018, the U.S. corporate tax rates changed from a graduated system ranging from 15% to 39% to a flat 21% of taxable net income. For taxable net income of $100K and greater for years 2018 and following, EDAP’s U.S. subsidiary would pay significantly lower taxes than with the previous tax law.

Starting from tax year 2019, the French corporate tax rates of taxable net income will gradually decrease from 28% to 25% in 2022.

23-4     Effective tax income (expense)

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax income (loss) is as follows:

	2020	2019	2018
Theoretical tax income / (loss) at French statutory tax rate	333	(614)	(6)
Income of foreign subsidiaries taxed at different tax rates	9	(51)	(124)
Effect of net operating loss carry-forwards and valuation allowances	(858)	189	(210)
Non-taxable debt fair value variation	—	—	235
Permanent differences	(159)	(251)	(392)
Effect of cancellation of intra-group positions	152	(54)	35
French business tax included in income tax (CVAE)	(156)	(159)	(161)
Other	164	263	265
Effective income (loss) tax	(516)	(679)	(358)

23-5     Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2020 the Company believes that there is no significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no interest or penalties in 2020, 2019 and 2018.